30. Risk management (Details 7) $ in Millions	Jun. 30, 2020 USD ($)
Probable scenario [member] | Derivatives [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Risk exposure associated with interest rate management	$ 943	[1]
Reasonably possible scenario [member] | Derivatives [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Risk exposure associated with interest rate management	1,100
Remote scenario [member] | Derivatives [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Risk exposure associated with interest rate management	1,278
Remote scenario [member] | Finance debt [member] | Derivatives not designated for hedge accounting [member] | Floating rates [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Risk exposure associated with interest rate management	1,278
Probable scenario [member] | Finance debt [member] | Derivatives not designated for hedge accounting [member] | Floating rates [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Risk exposure associated with interest rate management	943	[1]
Reasonably possible scenario [member] | Finance debt [member] | Derivatives not designated for hedge accounting [member] | Floating rates [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Risk exposure associated with interest rate management	$ 1,100

[1]	The probable scenario was calculated considering the quotations of currencies and floating rates to which the debts are indexed.